Property plant and equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	3 years 10 days	2 years 11 months 1 day
Machinery and facilities [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	7 years 3 months 25 days	6 years 8 months 26 days
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	10 years 21 days	10 years 21 days
It equipment member
IfrsStatementLineItems [Line Items]
Estimates useful lives	21 years 10 days	21 years 2 months 4 days
Lab equipment member
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 7 months 2 days	9 years 6 months 10 days
Security equipment member
IfrsStatementLineItems [Line Items]
Estimates useful lives	10 years 6 months	10 years 14 days
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	19 years 6 months 3 days	18 years 9 months 25 days
Other [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	18 years 1 month 2 days	17 years 18 days